Retirement Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 04, 2017	Feb. 27, 2016	Feb. 28, 2015
Defined Contribution Plans
Employer match of employee contributions up to 3% of pretax annual compensation to 401 (k) defined contribution plan (as a percent)	100.00%
Percentage of participant's pretax annual compensation matched 100% by employer	3.00%
Employer match of employee contributions of additional 2% of pretax annual compensation to 401 (k) defined contribution plan (as a percent)	50.00%
Percentage of participant's pretax annual compensation matched 50% by employer	2.00%
Total expense recognized for 401(k) defined contribution plans	$ 68,393	$ 65,118	$ 60,552
Vesting period	5 years
Expense recognized for supplemental retirement defined contribution plan	$ 16,921	$ 1,377	8,748
Estimated amounts that will be amortized from accumulated other comprehensive loss into net periodic pension expense
Net actuarial loss	3,425
Prior service cost	$ 0
Asset allocations
Total (as a percent)	100.00%	100.00%
Target allocation of plan assets
Total (as a percent)	100.00%
Equity Securities
Asset allocations
Total (as a percent)	52.00%	49.00%
U.S. equities
Target allocation of plan assets
Total (as a percent)	39.00%
International equity
Target allocation of plan assets
Total (as a percent)	13.00%
Fixed Income
Asset allocations
Total (as a percent)	48.00%	51.00%
Target allocation of plan assets
Total (as a percent)	48.00%
Defined Benefit Pension Plan
Net periodic pension expense
Service cost	$ 1,291	$ 1,498	2,543
Interest cost	6,634	6,398	6,474
Expected return on plan assets	(4,512)	(6,330)	(7,339)
Amortization of unrecognized prior service cost		67	240
Amortization of unrecognized net loss	5,085	3,690	2,392
Net periodic pension expense	8,498	5,323	4,310
Other changes recognized in other comprehensive loss:
Unrecognized net (gain) loss arising during period	(3,979)	7,369	17,190
Amortization of unrecognized prior service cost		(67)	(240)
Amortization of unrecognized net (loss) gain	(5,085)	(3,690)	(2,392)
Net amount recognized in other comprehensive loss	(9,064)	3,612	14,558
Net amount recognized in pension expense and other comprehensive loss	(566)	8,935	18,868
Change in benefit obligations:
Benefit obligation at end of prior year	156,474	167,256
Service cost	1,291	1,498	2,543
Interest cost	6,634	6,398	6,474
Distributions	(7,449)	(7,408)
Actuarial loss (gain)	7,399	(11,270)
Benefit obligation at end of year	164,349	156,474	167,256
Change in plan assets:
Fair value of plan assets at beginning of year	110,217	129,934
Employer contributions	0	0	1,159
Actual return on plan assets	15,890	(12,309)
Distributions (including expenses paid by the plan)	(7,449)	(7,408)
Fair value of plan assets at end of year	118,658	110,217	$ 129,934
Funded status	(45,691)	(46,257)
Amounts recognized in consolidated balance sheets consisted of:
Accrued pension liability	(45,691)	(46,257)
Net amount recognized	(45,691)	(46,257)
Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial loss	(44,761)	(53,825)
Amount recognized	(44,761)	(53,825)
Estimated amounts that will be amortized from accumulated other comprehensive loss into net periodic pension expense
Accumulated benefit obligation	$ 164,349	$ 156,474
Significant actuarial assumptions used for all defined benefit plans to determine the benefit obligation
Discount rate (as a percent)	4.00%	4.25%	4.00%
Expected long term rate of return on plan assets	6.50%	6.50%	6.50%
Weighted average assumptions used to determine net cost
Discount rate (as a percent)	4.25%	4.00%	4.50%
Expected long-term rate of return on plan assets (as a percent)	6.50%	6.50%	7.75%
Defined benefit plans estimated future employer contributions
Expected employer contribution during next fiscal year	$ 4,900
Nonqualified Executive Retirement Plan
Defined Benefit Plans
Defined benefit plans, annual benefit payment period	15 years
Net periodic pension expense
Interest cost	$ 436	$ 475	$ 542
Amortization of unrecognized net loss	70	(574)	894
Net periodic pension expense	506	(99)	1,436
Other changes recognized in other comprehensive loss:
Unrecognized net (gain) loss arising during period	70	(574)	894
Amortization of unrecognized net (loss) gain	(70)	574	(894)
Net amount recognized in pension expense and other comprehensive loss	506	(99)	1,436
Change in benefit obligations:
Benefit obligation at end of prior year	11,046	12,685
Interest cost	436	475	542
Distributions	(1,504)	(1,540)
Actuarial loss (gain)	70	(574)
Benefit obligation at end of year	10,048	11,046	$ 12,685
Change in plan assets:
Employer contributions	1,504	1,540
Distributions (including expenses paid by the plan)	(1,504)	(1,540)
Funded status	(10,048)	(11,046)
Amounts recognized in consolidated balance sheets consisted of:
Accrued pension liability	(10,048)	(11,046)
Net amount recognized	(10,048)	(11,046)
Estimated amounts that will be amortized from accumulated other comprehensive loss into net periodic pension expense
Accumulated benefit obligation	$ 10,048	$ 11,046
Significant actuarial assumptions used for all defined benefit plans to determine the benefit obligation
Discount rate (as a percent)	4.00%	4.25%	4.00%
Weighted average assumptions used to determine net cost
Discount rate (as a percent)	4.25%	4.00%	4.50%
Defined benefit plans estimated future employer contributions
Expected employer contribution during next fiscal year	$ 1,241